Earnings/(Loss) Per Share - Narrative (Details) - ZAR (R) R / shares in Units, R in Millions				12 Months Ended
	Oct. 16, 2017	Mar. 20, 2017	Sep. 19, 2016	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Dividend per share (in rand per share)	R 0.35	R 0.5	R 0.5	R 0	R 0.35	R 1
Dividend declared	R 154	R 221	R 218	R 0	R 154	R 439